Consolidated Statements of Changes in Stockholders’ Equity - MXN ($) $ in Thousands	Common stock	Share premium account	Retained earnings	Hedge reserve	Other comprehensive income	Non- controlling interest	Total
Balance beginning at Dec. 31, 2022	$ 321,312	$ (12,671)	$ 779,941		$ 7,515	$ 1,183	$ 1,097,280
Other capital movements		(3,699)	8,231				4,532
Movements in non-controlling interest						(93)	(93)
Dividends paid			(648,735)				(648,735)
Total comprehensive income for the year			1,039,287		(26,709)	(2,723)	1,009,855
Balance ending at Dec. 31, 2023	321,312	(16,370)	1,178,724		(19,194)	(1,633)	1,462,839
Other capital movements		(8,894)					(8,894)
Movements in non-controlling interest						117	117
Dividends paid			(998,054)				(998,054)
Total comprehensive income for the year			711,728		(4,882)	(206)	706,640
Balance ending at Dec. 31, 2024	321,312	(25,264)	892,398		(24,076)	(1,722)	1,162,648
Other capital movements			(896)				(896)
Movements in non-controlling interest						(156)	(156)
Dividends paid			(850,000)				(850,000)
Total comprehensive income for the year			1,060,753	(83,765)	14,724	51	991,763
Deferred hedging gains and losses and costs of hedging transferred to the carrying value of inventory purchased during the year (net of tax)				56,127			56,127
Balance ending at Dec. 31, 2025	$ 321,312	$ (25,264)	$ 1,102,255	$ (27,638)	$ (9,352)	$ (1,827)	$ 1,359,486